Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Shareholders' Equity
Note 23. Shareholders' Equity
Common Stock — On October 20, 2021, the Company’s common stock and warrants began trading on the New York Stock Exchange under the ticker symbols “WE” and “WEWS,” respectively. Pursuant to the Company’s amended and restated certificate of incorporation, the Company is authorized to issue 1,500,000,000 shares of Class A common stock with a par value of $0.0001 per share, and 25,041,666 shares of Class C common stock with a par value of $0.0001 per share.
Prior to the Business Combination, the Company had four classes of authorized common stock, Legacy WeWork Class A Common Stock, Legacy WeWork Class B Common Stock, Legacy WeWork Class C Common Stock and Legacy WeWork Class D Common Stock. As a result of the Business Combination, each outstanding share of Legacy WeWork capital stock was converted into the right to receive newly issued shares of the Company’s Class A common stock, other than the shares of Legacy WeWork Class C common stock, which were converted into the right to receive newly issued shares of the Company’s Class C common stock. Each share of Class C common stock is entitled to one vote per share (like the Class A shares); however, the Class C shares have no economic rights.
On February 26, 2021, in connection with the Settlement Agreement (as defined in Note 27), all of the outstanding shares of Legacy WeWork Class B common stock were automatically converted into shares of Legacy WeWork Class A common stock (the “Class B Conversion”).
Each share of Legacy WeWork Class B Common Stock was convertible, at the option of the holder thereof, at any time, into one fully paid and non-assessable share of Legacy WeWork Class A Common Stock. Shares of Legacy WeWork Class B Common Stock also automatically converted into shares of Legacy WeWork Class A Common Stock in the event of a transfer (other than in the case of certain permitted transfers).
If any shares of Legacy WeWork Class B Common Stock would have been transferred to SoftBank, such transferred shares of Legacy WeWork Class B Common Stock would have automatically converted into shares of Legacy WeWork Class D Common Stock. Except as described in the previous sentence, its Amended and Restated Certificate of Incorporation prohibited Legacy WeWork from issuing shares of Legacy WeWork Class D Common Stock. Shares of Legacy WeWork Class D Common Stock would have been convertible into shares of Legacy WeWork Class A Common Stock on a one-for-one basis at the option of the holder, upon transfer or upon the death or permanent incapacity of Mr. Neumann.
Its Amended and Restated Certificate of Incorporation prohibited Legacy WeWork from issuing additional shares of Legacy WeWork Class B Common Stock or shares of Legacy WeWork Class C Common Stock, except in limited circumstances such as pursuant to the exercise of options to purchase shares of Legacy WeWork Class B Common Stock that were granted as of the date on which the Amended and Restated Certificate of Incorporation became effective.
Effective October 30, 2019, in connection with the SoftBank Transactions, the holders of the shares of Legacy WeWork Class A Common Stock were entitled to one vote per share and the holders of the shares of Legacy WeWork Class B, Legacy WeWork Class C and Legacy WeWork Class D Common Stock were entitled to three votes per share. Prior to October 30, 2019, holders of Legacy WeWork Class B and Legacy WeWork Class C Common Stock were entitled to ten votes per share. The holders of the shares of Class B, and Class C Common Stock, voting together exclusively and as a separate class, were entitled to elect two directors of the Company, so long as any shares of Legacy WeWork Class B Common Stock or Legacy WeWork Class C Common Stock remained outstanding. In connection with the Settlement Agreement and Class B Conversion, shares of Legacy WeWork Class C common stock had one vote per share, instead of three.
The shares of Legacy WeWork Class A, Legacy WeWork Class B and Legacy WeWork Class D Common Stock were ranked equally and were entitled to the same treatment with respect to cash dividends and the same rights to participate in the distribution of proceeds upon liquidation, sale or dissolution of the Company. The shares of Legacy WeWork Class C Common Stock were deemed to be a non-economic interest. The holders of Legacy WeWork Class C Common Stock were not be entitled to receive any dividends (including cash, property or stock) in respect of their shares of Legacy WeWork Class C Common Stock except that, in the event that any stock dividend, stock split, split up, subdivision or combination of stock, reclassification or recapitalization is declared or made on the Legacy WeWork Class B Common Stock, a corresponding stock adjustment would have been made on the Legacy WeWork Class C Common Stock in the same proportion and the same manner.
Stockholders Agreement - In connection with the Business Combination, the Company entered into the Stockholders Agreement (the “Stockholders Agreement”) with the BowX Sponsor, LLC (the “Sponsor”), SVF II, SVFE and Benchmark Capital Partners VII (AIV), L.P. Pursuant to the Stockholders Agreement, so long as each party to the Agreement continues to hold a specified amount of Class A Common Stock, then each such party has the right to designate for nomination by the Board the number of candidates for election to the Board specified in the Stockholders Agreement. The Stockholders Agreement also provides that (i) so long as certain Insight Partners investors continue to hold a specified amount of Class A Common Stock, then Insight Partners has the right to designate a director and (ii) so long as certain Starwood Capital investors continue to hold a specified amount of Class A Common Stock, then Starwood Capital has the right to designate a board observer.
Warrants — As of December 31, 2022, outstanding warrants to acquire shares of the Company’s stock, excluding warrants held by SoftBank and SoftBank affiliates as discussed in Note 17 and disclosed separately below, were as follows:

Convertible Into	Number of Shares	Exercise Price	Expiration Date
Class A Common Stock	4,495	$15.89	July 31, 2025
Class A Common Stock	23,873,282	$11.50	October 20, 2026
	23,877,777

As of December 31, 2021, outstanding warrants to acquire shares of the Company’s stock, excluding warrants held by SoftBank and SoftBank affiliates as discussed in Note 17 were as follows:

Convertible Into	Number of Shares	Exercise Price	Expiration Date
Class A Common Stock	4,495	$15.89	July 31, 2025
Class A Common Stock	23,873,292	$11.50	October 20, 2026
	23,877,787

As of December 31, 2022 and 2021, outstanding warrants held by SoftBank and SoftBank affiliates were as follows:

Convertible Into	Number of Shares	Exercise Price	Expiration Date
Class A Common Stock	5,057,306	$0.02	December 27, 2024
Class A Common Stock	39,133,649	$0.01	October 20, 2031
Class A Common Stock	11,923,567	$0.01	December 6, 2031
	56,114,522

Private and Public Warrants
Prior to the Business Combination, Legacy BowX issued 7,773,333 private placement warrants (“Sponsor Warrants” or "Private Warrants") and 16,100,000 public warrants (“Public Warrants”). Upon closing of the Business Combination, the Company assumed the Sponsor Warrants and Public Warrants. Each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustments. Upon separation of the Legacy BowX units (1 share of Class A common stock and 1/3 warrant), no fractional warrants could be issued, so while up to a maximum of 16,100,000 public warrants could be issued, the final figure was 16,099,959. The warrants are exercisable at any time commencing the later of a) 30 days after the completion of the Business Combination and b) 12 months from the date of the closing of Legacy BowX’s initial public offering on August 7, 2020 and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.
The Sponsor Warrants are identical to the Public Warrants, except that (1) the Sponsor Warrants and shares of Class A common stock issuable upon exercise of the Sponsor Warrants will not be transferable, assignable or salable until 30 days after the completion of a business combination, subject to certain limited exceptions, (2) the Sponsor Warrants will be non-redeemable (subject to certain exceptions) and exercisable on a cashless basis so long as they are held by the initial purchasers or their permitted transferees and (3) the initial purchasers and their permitted transferees will also have certain registration rights related to the private placement warrants. If the Sponsor Warrants are held by someone other than the initial purchasers or their permitted transferees, the Sponsor Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Once the Public Warrants become exercisable, the Company may redeem the outstanding warrants, in whole and not in part, upon a minimum 30 days’ prior written notice of redemption. There are two scenarios in which the Company may redeem the warrants.
The Company may redeem the outstanding warrants for cash at a price of $0.01 per warrant if the reference value equals or exceeds $18.00 per share. The warrant holders have the right to exercise their outstanding warrants prior to the scheduled redemption date during the redemption period at $11.50 per share. The Sponsor Warrants are exempt from redemption if the warrants continue to be held by the original warrant holder or a permitted transferee.
The Company may redeem the outstanding warrants at a price of $0.10 per warrant if the reference value equals or exceeds $10.00 per share, and the Sponsor Warrants are also concurrently called for redemption. The warrant holders have the right to exercise their outstanding warrants prior to the scheduled redemption date during the redemption period on a cashless basis.
During the years ended December 31, 2022 and 2021, a warrant holder exercised warrants and acquired an aggregate of 10 and 206,547 shares, respectively, of Class A common stock. The Company received $0 million in proceeds from the warrant exercises during the years ended December 31, 2022 and 2021.
During the year ended December 31, 2022, a warrant holder performed a non-permitted transfer of Private Warrants for an aggregate of 2,332,000 shares of Class A common stock. The Private Warrants had a fair value of $4 million at the time of the transfer, which was transferred from warrant liabilities to additional paid-in capital in the Consolidated Balance Sheets.
SoftBank and SoftBank Affiliate Warrants
SoftBank Senior Unsecured Notes Warrants and 2020 LC Facility Warrants
In connection with the Business Combination in October 2021, the SoftBank Senior Unsecured Notes Warrants and the 2020 LC Facility Warrants (as described in Note 17) were converted into the right to receive a warrant to purchase shares of Class A Common Stock upon the same terms and conditions as are in effect with respect to such warrants immediately prior to the effective time of the Business Combination (the “Converted Company Warrants”) except that (i) such Converted Company Warrants relate to that whole number of shares of Class A Common Stock (rounded down to the nearest whole share) equal to the number of shares of Company capital stock subject to such Company Warrants, multiplied by the Exchange Ratio, and (ii) the exercise price per share for each such Converted Company Warrants is equal to the exercise price per share of such Company Warrants in effect immediately prior to the effective time of the Business Combination, divided by the Exchange Ratio (the exercise price per share, as so determined, being rounded up to the nearest full cent).
As of the date of the Business Combination, the SoftBank Senior Unsecured Notes Warrants and the 2020 LC Facility Warrants had a fair value of $35 million and $17 million, respectively, which was transferred from warrant liabilities to additional paid-in capital in the Consolidated Balance Sheets.
First Warrants
In connection with the Business Combination in October 2021, WeWork Inc. issued warrants to SVF II and SVFE to purchase 28,948,838 and 10,184,811 shares, respectively, of Class A common stock at a price per share of $0.01 (the "First Warrants"). The First Warrants were issued as an inducement to obtain SoftBank and its affiliates’ support in effectuating the automatic conversion of Legacy WeWork preferred stock on a one-to-one basis to Legacy WeWork common stock. The Company recognized an additional capital contribution of $406 million and an equal off-setting amount within additional paid-in capital representing the fair value of the First Warrants as of the Business Combination. The First Warrants will expire on October 20, 2031, the tenth anniversary of the closing of the Business Combination.
LC Warrants
In Connection with the LC Facility Extension (as described in Note 17), the Company issued to SBG warrants (collectively, the “LC Warrant”) to purchase 11,923,567 shares of Class A Common Stock, at a price per share equal to $0.01. The fair value of the LC Warrant at issuance of $102 million was recognized in additional paid-in capital in the Consolidated Balance Sheets. In March 2022, the LC Warrant was transferred to SVF II (DE) LLC. The LC Warrant will expire on December 6, 2031, the tenth anniversary of the date of issuance. The effective interest rate on the LC Facility Termination Extension is 12.780%, consisting of 5.475% cash and 7.305% warrants.